ACCUMULATED OTHER COMPRENSIVE LOSS (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation, net of income taxes of $2 million and $1 million at June 29, 2018 and June 30, 2017, respectively	$ (99)	$ (113)
Net unrealized loss on hedging derivatives, net of income taxes of $7 million and $11 million at June 29, 2018 and June 30, 2017, respectively	(20)	(17)
Unrecognized postretirement obligations, net of income taxes of $30 million and $89 million at June 29, 2018 and June 30, 2017, respectively	(83)	(146)
Accumulated other comprehensive loss	(202)	(276)
Tax effect on foreign currency translation	2	1
Tax effect on unrealized loss on hedging derivatives	7	11
Tax effect on unrecognized post-retirement obligations	$ 30	89
Accumulated Foreign Currency Adjustment Attributable to Parent | Discontinued Operations, Disposed of by Sale | Caprock and IT Services
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated foreign currency translation loss reclassified to earnings, net of tax		52
Accumulated foreign currency translation loss reclassified to earnings, tax		$ 14